Employees Benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
FAF [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 252,912
2026	252,642
2027	253,066
2028	252,502
2029	253,677
2030 to 2034	R$ 1,289,942
Weighted average duration - in years	10 years 1 month 6 days
Plan II [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 2,038
2026	2,016
2027	1,991
2028	1,961
2029	1,927
2030 to 2034	R$ 8,934
Weighted average duration - in years	8 years 2 months 12 days